Parent Company Information	6 Months Ended
Dec. 31, 2024
Parent Company Information [Abstract]
PARENT COMPANY INFORMATION

NOTE 21 – PARENT COMPANY INFORMATION

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC Subsidiary exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company was prepared using the same accounting policies as set out in the Company’s CFS except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in loss of subsidiaries” on the condensed statements of loss.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the CFS of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2024 and June 30, 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the CFS, if any.

	As of December 31,	As of June 30,
	2024	2024
	(Unaudited)
ASSETS
Current assets:
Cash	$247,586	$-
Loans receivable	4,515,050
Other receivables	37,000	1
Total current assets	4,799,636	1
Non-current assets:
Deferred offering cost	-	80,000
Investment in subsidiaries	3,451,043	4,709,197
Total non-current assets	3,451,043	4,789,197

Total assets	$8,250,679	$4,789,198

LIABILITIES AND EQUITY
Current Liabilities
Other payables and other current liabilities	$495,975	$472,350
Total current liabilities	495,975	472,350

Total liabilities	495,975	472,350

COMMITMENTS AND CONTINGENCIES	-	-

EQUITY
Ordinary shares (par value $0.0001 per share, 500,000,000 shares authorized, 18,748,000 and 17,000,000 shares issued and outstanding as of December 31, 2024 and June 30, 2024, respectively)	1,875	1,700
Subscription receivables	(1,699)	(1,699)
Additional paid-in capital	6,833,912	2,236,677
Statutory reserves	761,989	755,100
Retained earnings	452,050	1,583,977
Accumulated other comprehensive loss	(293,423)	(258,907)
Total equity	7,754,704	4,316,848

Total liabilities and equity	$8,250,679	$4,789,198
	For the Six Months Ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Equity in loss of subsidiaries	$(822,474)	$(1,401,698)

Operating expenses:
General and administrative	(339,126)	(60,000)
Total Operating expenses	(339,126)	(60,000)

Other income:
Other income, net	36,562	-
Total other income, net	36,562	-

Net loss	(1,125,038)	(1,461,698)
Foreign currency translation adjustment	(34,516)	103,753
Comprehensive loss	$(1,159,554)	$(1,357,945)
	For the Six Months Ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Cash flows from operating activities
Net loss	$(1,125,038)	$(1,461,698)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiaries	822,474	1,401,698
Other receivables	(36,999)
Other payables and other current liabilities	(23,750)	60,000
Net cash used in operating activities	(363,313)	-

Cash flows from investing activities
Loans to third parties	(4,515,050)
Purchases of long-term investments	(202,000)	-
Net cash used in investing activities	(4,717,050)	-

Cash flows from financing activities
Net proceeds from initial public offering	5,327,949	-
Net cash provided by financing activities	5,327,949	-

Net increase in cash	247,586	-
Cash at the beginning of the period	-	-
Cash at the end of the period	$247,586	$-